April 28, 2014

Securities and Exchange Commission

450 Fifth Street, N.W.

Room 5506, Stop 5-5

Washington, D.C. 20549

Attn:	Mr. Edward P. Bartz
Division of Investment Management

Re:	Post-Effective Amendment No. 47 for ICON Funds
Securities Act Registration No. 333-14927
Investment Company Act File No. 811-7883

Dear Mr. Bartz:

On behalf of the ICON Funds, we are transmitting for filing Post-Effective Amendment (“PEA”) No. 47 to our Registration Statement filed on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933. We request that this Post-Effective Amendment become effective May 5, 2014 pursuant to Rule 485(b).

On February 25, 2014, the Registrant filed, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A. The Registrant made the filing because the Board of Trustees of the ICON Funds changed the name of the ICON Asia-Pacific Region Fund to the ICON Emerging Markets Fund, and expanded the scope of its strategy to invest in emerging and developing markets. On April 4, 2014, you, on behalf of the staff of the Commission (the “Staff”), provided us with oral comments to our filing. This PEA No. 47 incorporates the Staff comments. For your convenience we will recite the comments and address how we amended PEA No. 46 to address the Staff’s comments.

The Registrant is aware of its obligations under the Securities Act of 1933 and acknowledges that:

•	The ICON Funds, not the Staff, are responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	Staff comments, or changes to disclosure by the ICON Funds in response to Staff comments, do not relieve the ICON Funds of our responsibility for disclosure; and

Mr. Edward P. Bartz

Division of Investment Management

Securities and Exchange Commission

April 28, 2014

2

•	The ICON Funds may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws.

Despite this acknowledgement, we would like to thank you for taking the time to review and explain the Staff’s comments. We found the comments to be helpful and in many cases informative. We hope that this process will lead to better disclosure documents for our shareholders and the investing public.

This PEA does not contain disclosures which would render it ineligible to become effective under paragraph (b).

Below is a summary of the Staff comments, along with our proposed resolutions.

1.	Staff Comment—Prospectus—Fund Summary: In the Prospectus, following the cover page, the page titled ICON eDelivery is misplaced and must be deleted or moved pursuant to General Instruction C 3 to Form N-1A.

ICON Response: We have moved the page to follow the heading “For Further Information” and precede the cover page.

2.	Staff Comment—Prospectus—In the Fund Summaries, footnote No. 1 is misplaced, and should follow Expense Reimbursements rather than Total Annual Operating Expenses. This Comment applies to all Fund Summaries.

ICON Response: We have moved the footnote as requested on all Fund Summaries.

3.	Staff Comment—Prospectus—In the Fund Summaries, in the parenthetical following Redemption Fee, the $15 fee should have been a separate item in the Fees and Expenses table. This Comment applies to all Fund Summaries.

ICON Response: We have created a separate line item in the Fees and Expenses table for the disclosure and deleted the parenthetical in all Fund Summaries.

4.	Staff Comment—Prospectus—In the Fund Summaries, footnote No. 1, the Expense Limitation for the Emerging Markets Fund is less than one year, delete all references to the expense limitations, or refile a corrected Expense Limitation Agreement that shows the expense limitation agreement lasting at least one year.

Mr. Edward P. Bartz

Division of Investment Management

Securities and Exchange Commission

April 28, 2014

3

ICON Response: The typographical error in the Expense Limitation Agreement will be corrected to reflect a termination date of January 31, 2016 and refiled as Exhibit (H)(5)(t) to this POA No. 47.

5.	Staff Comment—Prospectus—In the ICON Emerging Markets Fund Summary, under the heading Principal Investment Strategies, on page 4, the carryover paragraph—the last sentence, delete the word “developing” and define and clarify “principal activities” and “ economically tied” for determining the 80% test.

ICON Response: We have deleted the word “developing” and defined “principal activities” and the factors considered in evaluating “economically tied” to more clearly define how the securities and countries will be selected for purposes of the 80% test. In so doing, we are using the criteria used by the Morgan Stanley Capital International (“MSCI”) Appendix III, Country Classification of Securities, which outlines what the MSCI uses to determine the country classification of equity securities.

6.	Staff Comment—Prospectus—In the ICON Emerging Markets Fund Summary, under the heading Principal Investment Strategies, on page 4, the first full paragraph, the sentence beginning with the: “For purposes of the Fund’s…” please clarify pursuant to SEC Release IC-24828.

ICON Response: Please see our response to Staff Comment 5 above. As discussed with Mr. Bartz on April 8, 2014, the PM intends to use primarily the companies in the MSCI Emerging Markets Index. However, there are situations where the MSCI Appendix III and SEC Release IC-24828 do not agree. For example, Samsung (3.8%) and Taiwan Semi (2.5%) are the two largest weights in the MSCI Emerging Markets Index. For Samsung, in 2013, 30% of its revenues came from the US. Samsung does not break down European revenues by country, but revenue from Europe was 23%. From a compliance perspective, most countries in Europe are considered developed. As such, we would assume the majority of Samsung’s revenue figures in Europe was from a developed market. With respect to Samsung’s Asian revenues (19.1%), compliance would assume Japan (developed) and Australia (developed) account for a large portion (especially considering they break out China separately at 17.6%). Again, compliance would have to assume that Samsung’s revenue from developed markets is above 50% and not in the emerging markets under the test outlined in Release IC-24828.

With respect to Taiwan Semi, the picture is clearer. In 2013, 71% of Taiwan Semi’s revenue came from the US. Following only the guidelines in IC-24828, Taiwan Semi would not be from an emerging market, a conclusion which would be inconsistent with the MSCI Emerging Markets Index.

Mr. Edward P. Bartz

Division of Investment Management

Securities and Exchange Commission

April 28, 2014

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However, Mr. Bartz’s position with respect to providing some clarity for investors concerning the investable universe in relation to the Fund’s name is well taken and we have sought to define our process by outlining the MSCI classification system, without compromising the Fund’s flexibility in relation to its competition. We believe our changes comply with the letter and spirit of Rule 35d-1.

7.	Staff Comment—Prospectus—In the ICON Emerging Markets Fund Summary, in the table on page 6 “Average Annual Total Returns” will you be changing the benchmark and if so, what will it be?

ICON Response: The Emerging Markets Fund will change its benchmark to the MSCI Emerging Markets Index. The table provides information as of 12/31/13 and the mandate had not changed at that date. As of the date of this filing, no change has been made in the strategy and we do not have performance to note under the table. However, we have noted as a footnote to the table that the Fund will change it benchmark effective May 5, 2014.

8.	Staff Comment—Prospectus—In the Fund Summaries for all Funds, under the heading “Tax Information,” please add disclosure to clarify that if you invest through a tax deferred arrangement, those tax deferred distributions may be subject to tax at a later point in time.

ICON Response: We have added the appropriate disclosure.

9.	Staff Comment—Prospectus—In the ICON Europe Fund Summary, under the heading Principal Investment Strategies, on page 10, please evaluate the disclosure in light of SEC Release IC-24828.

ICON Response: We have evaluated the disclosure and have made certain changes in conformity with the discussion under Comments 5 and 6 above. We will like to call attention to the fact that the ICON Europe Fund is closed to new investors and the disclosure is only provided to existing shareholders.

10.	Staff Comment—Prospectus—In the ICON Europe Fund Summary, under the heading “Principal Investment Risks” on page 11, please expand the risks of investing in a fund that invests only in European securities.

ICON Response: We have added to the risk factor “Geographic Risk” under the heading “Principal Investment Risk” the risks of investing in European securities.

11.	Staff Comment—Prospectus—In the ICON International Equity Fund Summary, footnote No. 3 should be footnote No. 2.

Mr. Edward P. Bartz

Division of Investment Management

Securities and Exchange Commission

April 28, 2014

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ICON Response: We have corrected the typo.

12.	Staff Comment—Prospectus—In the Section “More About Investment Strategies and Risks” on page 23, do the funds have a Fixed-Income Securities maturity policy.

ICON Response: The Funds are primarily equity funds and have no maturity policy for fixed-income securities. The Funds have made a disclosure in the Prospectus.

13.	Staff Comment—Prospectus—In the Section “More About Investment Strategies and Risks” on page 24, the funds may invest in derivatives to hedge. Will the funds use derivatives to meet the 80% policy?

ICON Response: The Funds uses derivatives primarily to hedge, but for compliance purposes we look through the derivative to the underlying security. We have disclosed our policy in the Prospectus.

14.	Staff Comment—SAI—page 6, in the Section “Fundamental Investment Restrictions,” please advise whether the paragraph 9 applies to the Europe/Emerging Markets and Asia Pacific Funds

ICON Response: Yes. Paragraph 9 is misplaced and we have moved it to reflect its applicability to all Funds.

15.	Staff Comment—SAI—page 39, please note in the column heading “Other Directorships” that the information is only during the past five years.

ICON Response: We have included the appropriate heading information.

I believe we have adequately addressed all of your suggestions as noted above. If you have any questions, or if I can be of any assistance, please do not hesitate to contact me directly at 303.328.9207.

Sincerely,

Donald Salcito

General Counsel and

Executive Vice President